Cost of goods sold and services rendered	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of goods sold and services rendered
Cost of goods sold and services rendered

As of December 31, 2018:

	2018
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2018 (Note 19)	21,146	8,476	—	—	32,266	61,888
Adjustment of opening net book amount for the application of IAS 29	42	1,354	—	—	—	1,396
Cost of production of manufactured products (Note 6)	17,930	61,600	7,546	36	349,495	436,607
Purchases	63,533	15,540	872	—	43,531	123,476
Agricultural produce	104,941	—	20,879	1,277	—	127,097
Transfer to raw material	(24,375)	—	—	—	—	(24,375)
Direct agricultural selling expenses	12,629	—	—	—	—	12,629
Tax recoveries (i)	—	—	—	—	(32,380)	(32,380)
Changes in net realizable value of agricultural produce after harvest	(909)	—	—	—	—	(909)
Finished goods at the end of December 31, 2018 (Note 19)	(29,144)	(9,507)	(1,170)	—	(39,937)	(79,758)
Exchange differences	(8,857)	(2,490)	—	—	(4,359)	(15,706)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,936	74,973	28,127	1,313	348,616	609,965

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2017:

	2017
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2017	13,117	5,473	—	—	49,601	68,191
Cost of production of manufactured products (Note 6)	5,565	68,969	—	237	378,864	453,635
Purchases	82,842	7,779	2,410	—	93,106	186,137
Agricultural produce	102,734	—	34,569	616	1,015	138,934
Transfer to raw material	(12,998)	(1,354)	—	—	—	(14,352)
Direct agricultural selling expenses	22,940	—	—	—	—	22,940
Tax recoveries (i)	—	—	—	—	(28,478)	(28,478)
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	—	8,852
Finished goods at the end of December 31, 2017 (Note 19)	(21,146)	(8,476)	—	—	(32,266)	(61,888)
Exchange differences	(5,604)	(1,304)	—	—	(336)	(7,244)
Cost of goods sold and services rendered, and direct agricultural selling expenses	196,302	71,087	36,979	853	461,506	766,727

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2016:

	2016
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2016	16,034	6,904	55	—	24,631	47,624
Cost of production of manufactured products (Note 6)	478	61,254	371	206	376,791	439,100
Purchases	25,954	22,303	4,414	—	89,745	142,416
Agricultural produce	110,252	—	27,628	—	—	137,880
Transfer to raw material	(8,603)	—	—	—	—	(8,603)
Direct agricultural selling expenses	—	—	—	—	(24,156)	(24,156)
Tax recoveries (i)	19,077	—	—	—	—	19,077
Changes in net realizable value of agricultural produce after harvest	(5,841)	—	—	—	—	(5,841)
Finished goods at the end of December 31, 2016	(13,117)	(5,473)	—	—	(49,601)	(68,191)
Exchange differences	(2,503)	(1,414)	103	6	3,083	(725)
Cost of goods sold and services rendered, and direct agricultural selling expenses	141,731	83,574	32,571	212	420,493	678,581

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.